Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of income tax expense and income tax related to profit

	Millions of Euros
	2025	2024	2023
Profit before income tax from continuing operations	615	444	206

Tax at 25%	154	111	52
Permanent differences	17	67	(66)
Effect of different tax rates	(30)	(49)	52
Effect of the change in the tax rate in Germany	(51)	—	—
Tax credits (deductions)	(21)	(22)	(2)
Prior year income tax expense	(11)	16	2
Other income tax expenses/(income)	57	108	5
Total income tax expense	115	231	43

Deferred tax	(162)	(75)	(140)
Current tax	277	306	183
Total income tax expense	115	231	43

Schedule of breakdown of tax effect associated with each component of Other Comprehensive Income

		Millions of Euros
		2025			2024
		Gross	Tax effect	Net	Gross	Tax effect	Net
Cash flow hedges		(1)	—	(1)	(1)	—	(1)
Foreign currency translation differences		(1,055)	—	(1,055)	496	—	496
Gains and losses on non‑current assets held for sale	Note 10	—	—	—	(2)	—	(2)
Gains and losses on the remeasurement of defined benefit plans	Note 26	6	(2)	4	3	(3)	—
Gains and losses on the measurement of financial assets at fair value	Note 11	(80)	—	(80)	(18)	—	(18)
		(1,130)	(2)	(1,132)	478	(3)	475

Schedule of deferred tax assets and liabilities

	Millions of Euros
	Tax effect
	31/12/2025	31/12/2024
Assets
Provisions	29	31
Inventories	78	76
Tax credits (deductions)	40	27
Tax loss carryforwards	89	50
Fixed assets, amortisation and depreciation	80	78
IFRS16 deferred assets	41	40
Other (a)	105	88
Subtotal, assets	462	390
Goodwill	(2)	(2)
Fixed assets, amortisation and depreciation	(6)	(9)
IFRS16 deferred liabilities	(38)	(37)
Other	—	—
Subtotal, net liabilities	(46)	(48)
Deferred assets, net	416	342

Liabilities
Goodwill	(449)	(451)
Intangible assets	(573)	(679)
Fixed assets	(89)	(101)
Debt cancellation costs	(15)	(22)
Deferred tax liability under IFRS 16	(154)	(157)
Others	(3)	(6)
Subtotal, liabilities	(1,283)	(1,416)
Tax loss carryforwards	4	3
Tax credits (deductions)	16	18
Inventories	—	2
Provisions	165	145
Deferred tax asset under IFRS 16	180	183
Other	57	53
Subtotal, net assets	422	404
Net deferred Liabilities	(861)	(1,012)
(a)	The item ‘Other’mainly includes the impact of the temporary limitation on the offsetting of negative tax bases applicable to the Spanish tax group during the period.

Schedule of movement in deferred tax assets and liabilities

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023
Deferred tax assets and liabilities
Balance at 1 January	(670)	(688)	(860)
Movements during the year	162	75	140
Business combination (note 3)	—	—	—
Translation differences	63	(57)	32
Balance at 31 December	(445)	(670)	(688)